Share Buyback	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Buyback [Abstract]
Share Buyback
24. Share buyback
On 10 February 2022, we announced a share buyback programme of up to €3 billion to be completed over 2022 and 2023. During 2023, the Group repurchased 31,734,256 (2022: 34,217,605) ordinary shares which are held by Unilever as treasury shares. Consideration paid in 2023 for the repurchase of shares including transaction costs was €1,507 million (2022: €1,509 million) and was recognised in other reserves.